Annual Fund Operating Expenses - Natixis Funds Trust I	Dec. 31, 2025
Mirova Global Megatrends Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Mirova Global Megatrends Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	0.06%	[1],[2]
Net Expenses (as a percentage of Assets)	1.20%
Mirova Global Megatrends Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	0.06%	[1],[2]
Net Expenses (as a percentage of Assets)	1.95%
Mirova Global Megatrends Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.01%	[1],[2]
Net Expenses (as a percentage of Assets)	0.89%
Mirova Global Megatrends Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.06%	[1],[2]
Net Expenses (as a percentage of Assets)	0.95%
Vaughan Nelson Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Vaughan Nelson Small Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	0.06%	[4],[5]
Net Expenses (as a percentage of Assets)	1.26%
Vaughan Nelson Small Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.07%
Fee Waiver or Reimbursement	0.06%	[4],[5]
Net Expenses (as a percentage of Assets)	2.01%
Vaughan Nelson Small Cap Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[4],[5]
Net Expenses (as a percentage of Assets)	0.95%
Vaughan Nelson Small Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	0.06%	[4],[5]
Net Expenses (as a percentage of Assets)	1.01%
Natixis Oakmark International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Natixis Oakmark International Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%	[6],[7]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	0.27%	[8],[9]
Net Expenses (as a percentage of Assets)	1.15%
Natixis Oakmark International Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.37%	[6],[7]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	0.27%	[8],[9]
Net Expenses (as a percentage of Assets)	1.90%
Natixis Oakmark International Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%	[6],[7],[10]
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.42%	[8],[9]
Net Expenses (as a percentage of Assets)	0.85%
Natixis Oakmark International Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%	[6],[7]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	0.27%	[8],[9]
Net Expenses (as a percentage of Assets)	0.90%
Natixis U.S. Equity Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Natixis U.S. Equity Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	0.00%	[11],[12]
Net Expenses (as a percentage of Assets)	1.06%
Natixis U.S. Equity Opportunities Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.81%
Fee Waiver or Reimbursement	0.00%	[11],[12]
Net Expenses (as a percentage of Assets)	1.81%
Natixis U.S. Equity Opportunities Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	0.04%	[11],[12]
Net Expenses (as a percentage of Assets)	0.75%
Natixis U.S. Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	0.00%	[11],[12]
Net Expenses (as a percentage of Assets)	0.81%

[1]
1	Mirova US LLC (“Mirova US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, and 0.95% of the Fund’s average daily net assets for Class A, C, N, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[2]
2	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[3]
1	The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[4]
2	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[5]
3	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[6]
1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[7]
2	Other expenses are shown net of tax reclaim expense of the following: Class A 0.13%, Class C 0.10%, Class N 0.11%, and Class Y 0.13%. Without these reductions, total annual fund operating expenses would have been 1.55%, 2.28%, 1.38%, and 1.30%, and total annual fund operating expenses after fee waiver and/or expense reimbursement would have been 1.28%, 2.00%, 0.96%, and 1.03%.

[8]
4	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85% and 0.90% of the Fund’s average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[9]
5	Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[10]
3	Pursuant to an expense offset arrangement, credits realized as a result of uninvested cash balances may be used to reduce the Fund’s transfer agent expenses. Other expenses are shown net of such reductions of transfer agent expenses of 1bps.

[11]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.08%, 1.83%, 0.78% and 0.83% of the Fund’s average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. Natixis Advisors will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[12]
2	Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.